ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE
Accounts receivable are carried on the consolidated statement of financial position net of allowance for doubtful accounts. This provision is established based on the Company’s best estimates regarding the ultimate recovery of balances for which collection is uncertain. Uncertainty of ultimate collection may become apparent from various indicators, such as a deterioration of the credit situation of a given client and delay in collection beyond the contractually agreed upon payment terms. Management regularly reviews accounts receivable, monitors past due balances and assesses the appropriateness of the allowance for doubtful accounts.

Details of accounts receivable are as follows:

	2018	2017
Current trade receivables	$187.9	$207.5
Past due trade receivables
1-30 days	52.1	56.8
31-60 days	40.9	14.5
61-90 days	15.6	13.0
Greater than 90 days	69.9	56.4
Allowance for doubtful accounts	(20.9)	(14.5)
Total trade receivables	$345.5	$333.7
Accrued receivables	116.1	105.8
Receivables from related parties (Note 32)	39.5	54.0
Other receivables	67.3	54.9
Total accounts receivable	$568.4	$548.4

Changes in the allowance for doubtful accounts are as follows:

	2018	2017
Allowance for doubtful accounts, beginning of year	$(14.5)	$(15.7)
Additions	(13.6)	(6.1)
Amounts charged off	6.7	5.4
Unused amounts reversed	1.5	1.4
Exchange differences	(1.0)	0.5
Allowance for doubtful accounts, end of year	$(20.9)	$(14.5)